Credit Facility (Tables)	6 Months Ended
Jun. 30, 2014
Credit Facility
Summary of carrying amount of outstanding debt

December 31, 2013
Revolving line of credit	$5,000
Debt discount, net of accumulated accretion	(236)

Total carrying value	$4,764